Financial risk management - Impact of Hedge Accounting in the Primary Financial Statements (Details) £ in Millions	12 Months Ended
	Mar. 31, 2022 GBP (£)	Mar. 31, 2021 GBP (£)	Mar. 31, 2022 $ / £	Mar. 31, 2022 € / £	Mar. 31, 2022 $ / €	Mar. 31, 2022	Mar. 31, 2021 $ / £	Mar. 31, 2021 € / £	Mar. 31, 2021 $ / €	Mar. 31, 2021	Mar. 31, 2020 GBP (£)	Mar. 31, 2019 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	£ (4,563)	£ (5,094)									£ (3,895)	£ (4,223)
Cost of hedging
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	(29)	(28)									£ (50)	£ 17
Fair value hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Net gains/(losses) in respect of cost of hedging	(7)	(15)
Transferred to profit or loss in respect of cost of hedging	1	1
Closing foreign exchange rate | $ / £							1.64
Fair value hedges | Foreign currency and interest rate risk | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				1.11	1.13			1.11	1.13
Fair value hedges | Foreign currency and interest rate risk | Bottom of range | GBP | LIBOR
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis						0.84%				0.30%
Fair value hedges | Foreign currency and interest rate risk | Bottom of range | USD | LIBOR
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis						0.68%				0.68%
Fair value hedges | Foreign currency and interest rate risk | Top of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				1.24	1.17			1.24	1.17
Fair value hedges | Foreign currency and interest rate risk | Top of range | GBP | LIBOR
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis						3.74%				4.08%
Fair value hedges | Foreign currency and interest rate risk | Top of range | USD | LIBOR
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis						1.15%				1.15%
Fair value hedges | Foreign currency and interest rate risk | Derivative assets - current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	0	0
Fair value hedges | Foreign currency and interest rate risk | Derivative assets - non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	49	187
Fair value hedges | Foreign currency and interest rate risk | Derivative liabilities - current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(21)	0
Fair value hedges | Foreign currency and interest rate risk | Derivative liabilities - non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(310)	(113)
Fair value hedges | Foreign currency and interest rate risk | Cost of hedging
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	(15)	(11)
Cash flow hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Net gains/(losses) in respect of cash flow hedges	(103)	14
Net gains/(losses) in respect of cost of hedging	16	(24)
Transferred to profit or loss in respect of cash flow hedges	43	56
Transferred to profit or loss in respect of cost of hedging	0	2
Cash flow hedges | Foreign currency and interest rate risk | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate			1.30	1.08	1.13		1.30	1.08	1.13
Cash flow hedges | Foreign currency and interest rate risk | Bottom of range | GBP
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate						0.976%				0.976%
Cash flow hedges | Foreign currency and interest rate risk | Bottom of range | USD
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate						2.095%				2.513%
Cash flow hedges | Foreign currency and interest rate risk | Top of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate			1.66	1.24	1.15		1.66	1.24	1.14
Cash flow hedges | Foreign currency and interest rate risk | Top of range | GBP
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate						7.41%				5.845%
Cash flow hedges | Foreign currency and interest rate risk | Top of range | USD
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate						3.864%				3.864%
Cash flow hedges | Foreign currency and interest rate risk | Derivative assets - current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	0	10
Cash flow hedges | Foreign currency and interest rate risk | Derivative assets - non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	67	59
Cash flow hedges | Foreign currency and interest rate risk | Derivative liabilities - current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(22)	(12)
Cash flow hedges | Foreign currency and interest rate risk | Derivative liabilities - non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(303)	(255)
Cash flow hedges | Foreign currency and interest rate risk | Cost of hedging
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	(16)	(30)
Cash flow hedges | Currency risk
Disclosure of detailed information about financial instruments [line items]
Net gains/(losses) in respect of cash flow hedges	(1)	(14)
Net gains/(losses) in respect of cost of hedging	0	0
Transferred to profit or loss in respect of cash flow hedges	0	0
Transferred to profit or loss in respect of cost of hedging	0	0
Cash flow hedges | Currency risk | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate			1.34	1.04			1.31	1.04
Cash flow hedges | Currency risk | Top of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate			1.41	1.19			1.41	1.29
Cash flow hedges | Currency risk | Derivative assets - current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	1	2
Cash flow hedges | Currency risk | Derivative assets - non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	1	1
Cash flow hedges | Currency risk | Derivative liabilities - current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(37)	(24)
Cash flow hedges | Currency risk | Derivative liabilities - non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(8)	(22)
Cash flow hedges | Currency risk | Cost of hedging
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	0	0
Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Net gains/(losses) in respect of cost of hedging	(7)	50
Transferred to profit or loss in respect of cost of hedging	(2)	0
Closing foreign exchange rate | € / £				1.18
Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate			1.22				1.22	1.15
Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate			1.34				1.40	1.16
Net investment hedges | Derivative assets - current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	10	5
Net investment hedges | Derivative assets - non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	82	140
Net investment hedges | Derivative liabilities - current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(16)	(17)
Net investment hedges | Derivative liabilities - non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	0	0
Net investment hedges | Cost of hedging
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	£ (3)	£ 6